 ALPS ETF TRUST

Cohen & Steers Global Realty Majors ETF (NYSE ARCA: GRI)
(the “Fund”)

Supplement dated December 13, 2019 to the Summary Prospectus and Prospectus, each dated March 31, 2019, as supplemented. This supplement supersedes and replaces the supplement filed for the Fund on October 28, 2019.

IMPORTANT NOTICE REGARDING
A CHANGE IN INVESTMENT POLICY AND UNDERLYING INDEX

All changes noted in this supplement will be effective prior to commencement of trading on January 2, 2020 (the “Effective Date”).

The Fund’s name will change to “ALPS REIT Dividend Dogs ETF.” Therefore, all references to Cohen & Steers Global Realty Majors ETF are hereby deleted and replaced with references to ALPS REIT Dividend Dogs ETF as of the Effective Date.

In addition, the Fund’s underlying index will change to the S-Network® REIT Dividend Dogs Index (ticker symbol RDOGX) as of the Effective Date. Therefore, all references to the Cohen & Steers Global Realty Majors Index (ticker symbol GRM) are hereby deleted and replaced with references to the S-Network REIT Dividend Dogs Index (ticker symbol RDOGX) as of the Effective Date.

The Fund’s ticker symbol will change from GRI to RDOG. Therefore, all references to GRI are hereby deleted and replaced with references to RDOG as of the Effective Date.

The information under the section titled “Investment Objective” in the Fund’s Summary Prospectus and Prospectus will be replaced in its entirety with the following as of the Effective Date:

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the performance of an index called the S-Network REIT Dividend Dogs Index (ticker symbol RDOGX) (the “Underlying Index”).

The “Annual Fund Operating Expenses” table in the section titled “Fees and Expenses of the Fund” in the Fund’s Summary Prospectus and Prospectus will be deleted in its entirety and replaced with the following as of the Effective Date:

Management Fees	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%

The information under the header “Example” in the Fund’s Summary Prospectus and Prospectus will be deleted in its entirety and replaced with the following as of the Effective Date:

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.

	One Year	Three Years	Five Years	Ten Years
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$36	$113	$196	$443

The information under the section titled “Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus will be deleted in its entirety and replaced with the following as of the Effective Date:

ALPS Advisors, Inc. (the “Adviser”) will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index. The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying real estate investment trusts (“REITs”) (i.e. “Dividend Dogs”) in the S-Network US Composite REIT Index, a universe of mainly REITs listed in the United States (the “S-Net U.S. REIT”), on a segment-by-segment basis. “Dividend Dogs” refers to the five REITs in each of the nine segments that make up the S-Net U.S. REIT which offer the highest dividend yields.

The Fund will normally invest at least 90% of its total assets in common stocks and other equity securities (which may include REITs, American depositary receipts (“ADRs”), American depositary shares (“ADSs”) and global depositary receipts (“GDRs”)) that comprise the Underlying Index.

The Underlying Index generally consists of 45 REITs on each annual reconstitution date, which is the third Friday of December each year. The Underlying Index’s REITs must be constituents of the S-Net U.S. REIT universe, which includes a universe of mainly REITs listed in the United States. The selection criteria for the universe also includes requirements for segment inclusion, primary exchange listing, minimum market capitalization, share price, average daily trading volume and other factors.

Individual securities to be included in the Underlying Index are selected based on a ranking system within each segment that selects the top five REITs in the segment by indicated dividend yield as of the last trading day of November that have funds from operations per share greater than their trailing-12-month dividends per share. Indicated dividend yield is computed based on the last regular cash dividend paid by the company multiplied by the payment frequency, divided by the share price. (Special dividends are not included). The eligible REITs that are selected for inclusion in the Underlying Index’s portfolio are equally weighted.

The Underlying Index was developed by S-Network® Global Indexes, Inc. (the “Index Provider”), and its publication began in October 2019. The Index Provider serves as calculation agent. Underlying Index values are distributed to the public via the Chicago Mercantile Exchange throughout the day, between the hours of 9:30 a.m. and 4:30 p.m. Eastern time the following day, at 15 second intervals under the symbol “RDOGX.”

The following information will be added to the section titled “Principal Investment Risks” in the Fund’s Summary Prospectus and Prospectus as of the Effective Date:

Geographic Concentration Risk. To the extent the Underlying Index and the Fund are significantly comprised of securities of issuers from a single country, the Fund would be more likely to be impacted by events or conditions affecting that country.

High Dividend Yield Style Risk. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Underlying Segment Risk. The Fund will be exposed to the additional risks associated with its investments in companies of each segment of the Underlying Index.

All references to “Foreign Investment Risk” and “Emerging Markets Risk” in the Fund’s Summary Prospectus and Prospectus will be deleted in their entirety as of the Effective Date.

The Fund is changing its primary benchmark for performance comparison purposes from the Cohen & Steers Global Realty Majors Portfolio Index to the S-Network REIT Dividend Dogs Index and its secondary benchmarks for performance comparison purposes from the S&P 500 Index and the FTSE EPRA/NAREIT Developed Real Estate Index to the S-Network Composite US REIT Index. Therefore, the “Average Annual Total Returns” table in the Fund’s Summary Prospectus and Prospectus is hereby deleted and replaced with the following as of the Effective Date:

Average Annual Total Returns
For the periods ended December 31, 2018

	1 Year	5 Years	10 Years	Since Inception (May 7, 2008)
Return Before Taxes	-4.82%	4.54%	9.45%	2.20%
Return After Taxes on Distributions	-5.79%	3.20%	7.92%	0.80%
Return After Taxes on Distributions and Sale of Fund Shares	-2.65%	2.96%	7.04%	1.09%
S-Network REIT Dividend Dogs Index*(1) (reflects no deduction for fees, expenses or taxes)	-9.85%	7.95%	14.01%	7.47%
Cohen & Steers Global Realty Majors Portfolio Index* (reflects no deduction for fees, expenses or taxes)	-4.18%	5.30%	10.24%	3.00%
S-Network Composite US REIT Index*(2) (reflects no deduction for fees, expenses or taxes)	-3.68%	8.26%	12.36%	6.55%
S&P 500® Index* (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	13.12%	7.97%
FTSE EPRA/NAREIT Developed Real Estate Index* (reflects no deduction for fees, expenses or taxes)	-4.74%	5.26%	10.53%	3.11%

*	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.

(1)

Effective January 2, 2019, the Fund replaced the Cohen & Steers Global Realty Majors Portfolio Index as the Fund’s primary benchmark for performance comparison purposes. The Adviser made this recommendation to the Board because the Fund’s new primary benchmark, the S-Network REIT Dividend Dogs Index more closely aligns with the Fund’s investment strategies and investment restrictions. Returns for both benchmarks will be shown for a transition period.

(2)

Effective January 2, 2019, the Fund replaced the S&P 500 Index and the FTSE EPRA/NAREIT Developed Real Estate Index as the Fund’s secondary benchmarks for performance comparison purposes. The Adviser made this recommendation to the Board because the Fund’s new secondary benchmark, the S-Network Composite US REIT Index, more closely aligns with the Fund’s investment strategies and investment restrictions. Returns for both benchmarks will be shown for a transition period.

The information under the section titled “Additional Information about Principal Investment Strategies” in the Fund’s Prospectus will be deleted in its entirety and replaced with the following as of the Effective Date:

The Fund will normally invest at least 90% of its total assets in common stocks and other equity securities (which may include REITs, American depositary receipts (“ADRs”), American depositary shares (“ADSs”) and global depositary receipts (“GDRs”)) that comprise the Underlying Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days’ notice prior to any material change in this policy or the Underlying Index. The Board of Trustees of the Trust may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The information under the section titled “Underlying Index Construction” in the Fund’s Prospectus will be deleted in its entirety and replaced with the following as of the Effective Date:

The Underlying Index, like S-Network US Composite REIT Index (“S-Net U.S. REIT”), divides into nine segments, eight of which are based on Global Industry Classification Standard (“GICS”) Sub-Industries (excluding Technology REITs involved in cell towers and/or data centers) and a separate Technology REIT segment based on the research of S-Network® Global Indexes, Inc. (the “Index Provider”):

●	Diversified REITs
●	Health Care REITs
●	Industrial REITs
●	Retail REITs
●	Technology REITs
●	Office REITs
●	Hotel & Resort REITs
●	Residential REITs
●	Specialized REITs

The selection criteria for S-Net U.S. REIT include requirements for segment inclusion, primary exchange listing, minimum market capitalization, minimum average daily trading volume, and other factors. All constituents of the Underlying Index must be constituents of S-Net U.S. REIT. The Underlying Index excludes all operating companies within the real estate sector as well as Mortgage REITs.

Individual securities to be included in the Underlying Index are selected based on a ranking system within each segment that selects the top five REITs in the segment by indicated dividend yield as of the last trading day of November that have funds from operations per share greater than their trailing-12-month dividends per share. Indicated dividend yield is computed based on the last regular cash dividend paid by the company multiplied by the payment frequency, divided by the share price. (Special dividends are not included). The eligible REITs that are selected for inclusion in the Underlying Index’s portfolio are equally weighted.

The Underlying Index was developed by the Index Provider, and its publication began in October 2019. The Index Provider serves as calculation agent. Underlying Index values are distributed to the public via the Chicago Mercantile Exchange throughout the day, between the hours of 9:30 a.m. and 4:30 p.m. Eastern time the following day, at 15 second intervals under the symbol “RDOGX.”

The following information will be added to the section titled “ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT RISKS” in the Fund’s Prospectus as of the Effective Date:

Geographic Concentration Risk. To the extent the Underlying Index and the Fund are significantly comprised of securities of issuers from a single country, the Fund would be more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund’s performance.

High Dividend Yield Style Risk. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Low priced securities in a Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Underlying Segment Risk. The Fund will be exposed to the additional risks associated with its investments in companies of each segment of the Underlying Index.

The second paragraph under the section titled “Investment Advisory Services – Investment Adviser” of the Fund’s Prospectus will be deleted in its entirety and replaced with the following as of the Effective Date:

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.35% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

The information under the section titled “Index Provider” of the Fund’s Prospectus will be deleted in its entirety and replaced with the following as of the Effective Date:

The Index Provider was founded in 1997 to serve as a consultancy to the financial services industry. Since its founding, the Index Provider has specialized in indexes, indexation and index-based products, including ETFs. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Index Provider to use each Underlying Index. The Adviser pays licensing fees to the Index Provider from the Adviser’s own resources.

The information under the section titled “Disclaimers” of the Fund’s Prospectus will be deleted in its entirety and replaced with the following as of the Effective Date:

THE FUND IS NOT SPONSORED, MANAGED OR ADVISED BY S-NETWORK® GLOBAL INDEXES, INC. (“INDEX PROVIDER”). THE INDEX PROVIDER MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE SHAREHOLDERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE S-NETWORK REIT DIVIDEND DOGS INDEX TO TRACK PERFORMANCE OF A MARKET OR SECTOR. THE INDEX PROVIDER’S ONLY RELATIONSHIP TO ALPS IS IN RELATION TO THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF THE INDEX PROVIDER AND OF ONE OR MORE THE INDEX PROVIDER’S INDEXES, INCLUDING THE S-NETWORK REIT DIVIDEND DOGS INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY THE INDEX PROVIDER WITHOUT REGARD TO ALPS OR THE FUND. THE INDEX PROVIDER HAS NO OBLIGATION TO TAKE THE NEEDS OF ALPS, THE FUND OR THE FUND SHAREHOLDERS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING S-NETWORK REIT DIVIDEND DOGS INDEX. THE INDEX PROVIDER IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE TIMING OF THE ISSUANCE OR SALE OF FUND SHARES OR IN THE DETERMINATION OR CALCULATION OF THE VALUATION OF THE FUND’S ASSETS. THE INDEX PROVIDER HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR PORTFOLIO MANAGEMENT OF THE FUND.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S-NETWORK REIT DIVIDEND DOGS INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ALPS, THE FUND, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S-NETWORK REIT DIVIDEND DOGS INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OF USE WITH RESPECT TO THE S-NETWORK REIT DIVIDEND DOGS INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE S-NETWORK REIT DIVIDEND DOGS INDEX OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ALPS ETF TRUST

COHEN & STEERS GLOBAL REALTY MAJORS ETF (NYSE ARCA: GRI)

(THE “FUND”)

SUPPLEMENT DATED DECEMBER 13, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2019, AS SUPPLEMENTED (THE “SAI”). This supplement to the Fund’s SAI supersedes and replaces the supplement filed for the Fund’s SAI ON October 28, 2019.

IMPORTANT NOTICE REGARDING

A CHANGE IN INVESTMENT POLICY AND UNDERLYING INDEX

All changes noted in this supplement to the Fund’s SAI will be effective prior to commencement of trading on January 2, 2020 (the “Effective Date”).

The Fund’s name will change to “ALPS REIT Dividend Dogs ETF.” Therefore, all references to the Cohen & Steers Global Realty Majors ETF” and “GRI Fund in the SAI are hereby deleted and replaced with references to ALPS REIT Dividend Dogs ETF and RDOG Fund respectively as of the Effective Date.

In addition, the Fund’s underlying index will change to the S-Network® REIT Dividend Dogs Index (ticker symbol RDOGX) as of the Effective Date. Therefore, all references to the Cohen & Steers Global Realty Majors Index (ticker symbol GRM) in the SAI are hereby deleted replaced with references to the S-Network REIT Dividend Dogs Index (ticker symbol RDOGX) as of the Effective Date.

As of the Effective Date, the Fund’s ticker symbol will change from GRI to the RDOG. Therefore, all references to GRI are hereby deleted and replaced with references to RDOG as of the Effective Date.

The information under the section titled “Information About the Providers and Disclaimers – Index Providers – Cohen & Steer Global Realty Majors ETF” in the Fund’s Statement of Additional Information is hereby deleted and replaced with the following:

Fund	Underlying Index
ALPS REIT Dividend Dogs ETF	S-Network REIT Dividend Dogs Index

THE RDOG FUND

The Index Provider was founded in 1997 to serve as a consultancy to the financial services industry. Since its founding, the Index Provider has specialized in indexes, indexation and index-based products, including ETFs. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Index Provider to use each Underlying Index. The Adviser pays licensing fees to the Index Provider from the Adviser’s own resources.

THE FUND IS NOT SPONSORED, MANAGED OR ADVISED BY S-NETWORK® GLOBAL INDEXES, INC. (“INDEX PROVIDER”). THE INDEX PROVIDER MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE SHAREHOLDERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE S-NETWORK REIT DIVIDEND DOGS INDEX TO TRACK PERFORMANCE OF A MARKET OR SECTOR. THE INDEX PROVIDER’S ONLY RELATIONSHIP TO ALPS IS IN RELATION TO THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF THE INDEX PROVIDER AND OF ONE OR MORE THE INDEX PROVIDER’S INDEXES, INCLUDING THE S-NETWORK REIT DIVIDEND DOGS INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY THE INDEX PROVIDER WITHOUT REGARD TO ALPS OR THE FUND. THE INDEX PROVIDER HAS NO OBLIGATION TO TAKE THE NEEDS OF ALPS, THE FUND OR THE FUND SHAREHOLDERS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING S-NETWORK REIT DIVIDEND DOGS INDEX. THE INDEX PROVIDER IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE TIMING OF THE ISSUANCE OR SALE OF FUND SHARES OR IN THE DETERMINATION OR CALCULATION OF THE VALUATION OF THE FUND’S ASSETS. THE INDEX PROVIDER HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR PORTFOLIO MANAGEMENT OF THE FUND.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S-NETWORK REIT DIVIDEND DOGS INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ALPS, THE FUND, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S-NETWORK REIT DIVIDEND DOGS INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OF USE WITH RESPECT TO THE S-NETWORK REIT DIVIDEND DOGS INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE S-NETWORK REIT DIVIDEND DOGS INDEX OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

The information under the section titled “Management – Investment Advisory Agreement – Cohen & Steer Global Realty Majors ETF” in the Fund’s Statement of Additional Information is hereby deleted and replaced with the following:

Fund	Advisory Fee
ALPS REIT Dividend Dogs ETF	0.35%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE